Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	₩ 64,785,709	₩ 65,154,636	₩ 60,186,867
Non-current assets	35,712,673	36,117,713
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	27,742,370	28,298,293
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	175,719	146,490
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,307,847	1,185,828
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	4,916,775	5,067,936
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	221,565	173,914
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	1,348,397	1,245,252
Basis difference [member]
Disclosure of geographical areas [line items]
Revenue	418,861	176,859	(468,233)
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	101,104,207	102,258,628	95,059,704
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	64,366,848	64,977,777	60,655,100
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	40,890,972	41,671,930	38,882,220
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,202,075	2,084,061	2,200,405
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	7,165,271	6,945,266	6,731,214
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	8,976,593	8,904,532	7,750,553
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	1,711,859	1,834,534	1,725,120
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 3,420,078	₩ 3,537,454	₩ 3,365,588